Equity, Capital and Other Interests Equity, Capital and Other Interests EQR Common Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Common Shares outstanding at January 1,	297,508,185	290,197,242	279,959,048	272,786,760
Common Shares Issued:
Conversion of OP Units	341,594	884,472	2,676,002
Issuance of Common Shares	3,866,666	6,151,198	3,497,300
Exercise of share options	2,945,948	2,506,645	422,713
Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
Restricted Share Grants Net	145,616	235,767	298,717
Common Shares Other:
Conversion of restricted shares to LTIP Units	(101,988)	0	0
Repurchased and retired	0	(58,130)	(47,450)
Units
Units Issued Conversion Preference Units			7,517
Common Shares And Units Outstanding	311,000,728	303,809,279	294,157,017
Units Ownership Interest in Operating Partnership	4.30%	4.50%	4.80%
LTIP Units Issued:
Issue Price Per LTIP Unit	$ 0	$ 0	$ 0.50
Contribution Value Long Term Incentive Plan Unit	$ 0	$ 0	$ 100,000
OP Units Issued:
Issue Price Per OP Unit	$ 0	$ 40.09	$ 26.50
Issue Price Operating Partnership Unit	0	8,200,000	800,000
Conversion Price Per Preference Unit	$ 0	$ 0	$ 24.50
Conversion Price Series B Junior Preference Unit	$ 0	$ 0	$ 200,000
Series E Preferred Stock [Member]
Common Shares Issued:
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	328,363	612
Series H Preferred Stock [Member]
Common Shares Issued:
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	32,516	0
Limited Partner [Member]
Issuance Of Units as consideration	0	205,648	32,061
Units
Total Units Outstanding	13,492,543	13,612,037	14,197,969	16,679,777
Issuance Of LTIPs	120,112	92,892	154,616
Units Issued Conversion Preference Units	0	0	7,517
Shares Issued During Period Shares Conversion Of Units To Common Shares	(341,594)	(884,472)	(2,676,002)